Subsequent Events (Details Narrative) - USD ($)	Jul. 26, 2021	Jun. 25, 2021	Mar. 10, 2021	Dec. 02, 2020	Nov. 24, 2020	Dec. 31, 2020	Dec. 31, 2019
Note payable			$ 300,000		$ 1,000,000
Original issue discount						$ 100,000
Interest rate			1.00%	6.80%	1.00%
Maturity date			Mar. 10, 2022	Nov. 02, 2025	Apr. 21, 2021
Related Party One [Member]
Original issue discount						$ 270,645	$ 527,300
Promissory Notes [Member] | Related Party One [Member]
Note payable			$ 100,000
Promissory Notes [Member] | Related Party Two [Member]
Note payable		$ 265,958	$ 100,000
Interest rate		1.00%
Maturity date		Dec. 25, 2021
Subsequent Event [Member] | Promissory Notes [Member]
Interest rate	1.00%
Maturity date	Jan. 26, 2022
Subsequent Event [Member] | Promissory Notes [Member] | Related Party One [Member]
Note payable	$ 132,979
Original issue discount	7,979
Subsequent Event [Member] | Promissory Notes [Member] | Related Party Two [Member]
Note payable	132,979
Original issue discount	$ 7,979